DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of derivative financial instruments [text block] [Abstract]
Disclosure of derivative financial instruments [text block]

NOTE 17: DERIVATIVE FINANCIAL INSTRUMENTS

The fair values and notional amounts of derivative instruments are set out in the following table:

	31 December 2018			31 December 2017
	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m	Contract/ notional amount £m	Fair value assets £m	Fair value liabilities £m
Trading and other
Exchange rate contracts:
Spot, forwards and futures	41,571	746	549	31,716	1,023	789
Currency swaps	311,491	4,566	3,709	223,624	3,157	3,534
Options purchased	10,202	485	–	8,191	580	–
Options written	11,393	–	495	6,684	–	627
	374,657	5,797	4,753	270,215	4,760	4,950
Interest rate contracts:
Interest rate swaps	4,381,271	13,624	12,629	2,264,834	15,791	15,364
Forward rate agreements	494,430	–	2	239,797	5	1
Options purchased	30,724	2,107	–	32,097	2,329	–
Options written	26,463	–	1,997	32,817	–	2,524
Futures	128,211	16	4	35,542	9	7
	5,061,099	15,747	14,632	2,605,087	18,134	17,896
Credit derivatives	13,757	99	181	4,568	77	423
Equity and other contracts	15,145	389	699	25,150	982	1,242
Total derivative assets/liabilities – trading and other	5,464,658	22,032	20,265	2,905,020	23,953	24,511
Hedging
Derivatives designated as fair value hedges:
Currency swaps	490	3	29	1,327	19	38
Interest rate swaps	150,971	947	187	109,670	1,145	407
	151,461	950	216	110,997	1,164	445
Derivatives designated as cash flow hedges:
Interest rate swaps	556,945	358	844	549,099	597	1,053
Futures	–	–	–	73,951	–	1
Currency swaps	10,578	255	48	7,310	120	114
	567,523	613	892	630,360	717	1,168
Total derivative assets/liabilities – hedging	718,984	1,563	1,108	741,357	1,881	1,613
Total recognised derivative assets/liabilities	6,183,642	23,595	21,373	3,646,377	25,834	26,124

The notional amount of the contract does not represent the Group’s real exposure to credit risk which is limited to the current cost of replacing contracts with a positive value to the Group should the counterparty default. To reduce credit risk the Group uses a variety of credit enhancement techniques such as netting and collateralisation, where security is provided against the exposure. Further details are provided in note 52 Credit risk.

The Group holds derivatives as part of the following strategies:

–	Customer driven, where derivatives are held as part of the provision of risk management products to Group customers;

–	To manage and hedge the Group’s interest rate and foreign exchange risk arising from normal banking business. The hedge accounting strategy adopted by the Group is to utilise a combination of fair value and cash flow hedge approaches as described in note 52; and

–	Derivatives held in policyholder funds as permitted by the investment strategies of those funds.

The principal derivatives used by the Group are as follows:

–	Interest rate related contracts include interest rate swaps, forward rate agreements and options. An interest rate swap is an agreement between two parties to exchange fixed and floating interest payments, based upon interest rates defined in the contract, without the exchange of the underlying principal amounts. Forward rate agreements are contracts for the payment of the difference between a specified rate of interest and a reference rate, applied to a notional principal amount at a specific date in the future. An interest rate option gives the buyer, on payment of a premium, the right, but not the obligation, to fix the rate of interest on a future loan or deposit, for a specified period and commencing on a specified future date.

–	Exchange rate related contracts include forward foreign exchange contracts, currency swaps and options. A forward foreign exchange contract is an agreement to buy or sell a specified amount of foreign currency on a specified future date at an agreed rate. Currency swaps generally involve the exchange of interest payment obligations denominated in different currencies; the exchange of principal can be notional or actual. A currency option gives the buyer, on payment of a premium, the right, but not the obligation, to sell specified amounts of currency at agreed rates of exchange on or before a specified future date.

–	Credit derivatives, principally credit default swaps, are used by the Group as part of its trading activity and to manage its own exposure to credit risk. A credit default swap is a swap in which one counterparty receives a premium at pre-set intervals in consideration for guaranteeing to make a specific payment should a negative credit event take place.

–	Equity derivatives are also used by the Group as part of its equity-based retail product activity to eliminate the Group’s exposure to fluctuations in various international stock exchange indices. Index-linked equity options are purchased which give the Group the right, but not the obligation, to buy or sell a specified amount of equities, or basket of equities, in the form of published indices on or before a specified future date.

Details of the Group’s hedging instruments are set out below:

	Maturity
31 December 2018	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
Fair value hedges
Interest rate
Cross currency swap
Notional	–	36	–	283	171	490
Average fixed interest rate	–	4.82%	–	5.88%	4.44%
Average EUR/USD exchange rate	–	–	–	1.13	–
Average USD/GBP exchange rate	–	–	–	1.30	–
Average NOK/GBP exchange rate	–	9.22	–	9.19	9.03
Interest rate swap
Notional	393	417	32,876	86,451	30,834	150,971
Average fixed interest rate	1.38%	2.06%	1.65%	1.75%	2.98%
Cash flow hedges
Foreign exchange
Currency swap
Notional	67	47	2,234	2,111	6,119	10,578
Average USD/EUR exchange rate	1.15	–	1.13	1.10	1.07
Average USD/GBP exchange rate	–	1.32	1.34	1.27	1.28
Interest rate
Interest rate swap
Notional	4,874	11,204	66,312	292,712	181,843	556,945
Average fixed interest rate	1.47%	1.03%	0.99%	1.46%	1.85%

The carrying amounts of the Group’s hedging instruments are as follows:

	Carrying amount of the hedging instrument
	Contract/notional amount	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness (YTD)
31 December 2018	£m	£m	£m	£m
Fair value hedges
Interest rate
Currency swaps	490	3	29	(10)
Interest rate swaps	150,971	947	187	104
Cash flow hedges
Foreign exchange
Currency swaps	10,578	255	48	229
Interest rate
Interest rate swaps	556,945	358	844	(781)

All amounts are held within Derivative financial instruments.

The Group’s hedged items are as follows:

	Carrying amount of the hedged item		Accumulated amount of fair value adjustment on the hedged item		Change in fair value of hedged item	Cash flow hedge/currency translation reserve
	Assets	Liabilities	Assets	Liabilities	for ineffectiveness assessment (YTD)	Continuing hedges	Discontinued hedges
31 December 2018	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate
Fixed rate mortgages[1]	53,136	–	(45)	–	(173)
Fixed rate issuance[2]	–	63,746	–	1,598	807
Fixed rate bonds[3]	23,285	–	232	–	(666)
Cash flow hedges
Foreign exchange
Foreign currency issuance[2]					(165)	114	327
Customer deposits[4]					(62)	70	(78)
Interest rate
Customer loans[1]					456	867	60
Central bank balances[5]					(16)	30	20
Customer deposits[4]					(118)	(9)	(6)

1	Included within Loans and advances to customers

2	Included within Debt securities in issue

3	Included within Financial assets at fair value through other comprehensive income

4	Included within Customer deposits

5	Included within Cash and balances at central banks

The accumulated amount of fair value hedge adjustments remaining in the balance sheet for hedged items that have ceased to be adjusted for hedging gains and losses is a liability of £170 million.

Gains and losses arising from hedge accounting are summarised as follows:

			Amounts reclassified from reserves to income statement as:
	Gain (loss) recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[1]	Hedged item affected income statement	Income statement line item that includes reclassified amount
31 December 2018	£m	£m	£m
Fair value hedge
Interest rate
Fixed rate mortgages		106
Fixed rate issuance		(17)
Fixed rate bonds		(27)
Cash flow hedges
Foreign exchange
Foreign currency issuance	85	–	(81)	Interest expense
Customer deposits	(22)	(2)	(32)	Interest expense
Interest rate
Customer loans	(418)	(17)	(467)	Interest income
Central bank balances	(63)	(5)	(52)	Interest income
Customer deposits	(49)	(1)	(69)	Interest expense

1	Hedge ineffectiveness is included in the income statement within net trading income.

There were no forecast transactions for which cash flow hedge accounting had to cease in 2018 as a result of the highly probable cash flows no longer being expected to occur.